SUPPLEMENT DATED NOVEMBER 3, 2015 TO THE PROSPECTUS
DATED JULY 29, 2015 FOR BPV WEALTH PRESERVATION FUND
AND  BPV LOW VOLATILITY FUND (the “Funds”),
each a series of BPV Family of Funds (the “Trust”)

This supplement must be accompanied by, or read in conjunction with, the current Prospectus for the Funds, dated July 29, 2015, and the Statement of Additional Information (“SAI”) dated July 29, 2015. Please keep this supplement for future reference.

•	The text that follows the “Principal Investment Strategy of the Wealth Preservation Fund” caption on page 8 of the Prospectus should be replaced with the following:
The Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options.

Long Positions

Equity Securities. In establishing equity positions, the Wealth Preservation Fund generally invests in sector-focused exchange-traded funds (“ETFs”) and other ETPs or mutual funds that track sectors.  The Fund may also invest in ETPs that track or otherwise replicate the returns of broad-based U.S. and international securities indices, other broadly-diversified ETPs, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities.  In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified, investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies, or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may purchase, sell (write) and sell short call and put options.

•	The text that follows the “Principal Investment Strategy of the Low Volatility Fund” caption on page 13 of the Prospectus should be replaced with the following:
The Fund focuses on investing in a portfolio that is generally comprised of equity securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options. The Fund’s Long Positions may also include fixed income secsurities that generate interest income.

Long Positions

The Fund expects to invest primarily in ETPs that track or otherwise replicate the returns of broad-based U.S. and international equity securities indices, although the Fund’s Long Positions may also include ETPs that focus on bonds and other fixed income securities.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may purchase, sell (write) and sell short call and put options.

•	The text that follows the “New Fund Risk” caption on page 14 of the Prospectus should be replaced with the following:

The Fund was formed in 2014, and investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

•	The text that follows the “The BPV Wealth Preservation Fund – Investment Strategy” heading on page 17 of the Prospectus should be replaced with the following:

The Wealth Preservation Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options.  The Fund’s ratio of debt to equity investments will vary and the Fund may be invested up to 100% in either at any given time.

Long Positions

Equity Securities.  In establishing equity positions, the Wealth Preservation Fund generally invests in sector ETFs and other ETPs or mutual funds that track sectors.  The Fund may also invest in ETPs that track or otherwise replicate the returns of broad-based U.S. and international securities indices, other broadly-diversified ETPs, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities.  In establishing fixed income positions, the Wealth Preservation Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Wealth Preservation Fund may also invest in other ETPs or mutual funds that are diversified, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies, or sovereign debt securities issued by the U.S. government or foreign countries. “Investment grade” securities are rated at least Baa by Moody’s Investors Service, Inc. or BBB by Standard & Poor’s Ratings Services, or, if not rated, of equivalent quality in the Sub-Adviser’s opinion.

Option Positions

The Wealth Preservation Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund. The Fund may purchase, sell (write) and sell short call and put options and it may also establish option collars or option spreads. The Fund’s option positions may be “covered” or “naked”.

•	The text that follows the “The BPV Low Volatility Fund – Investment Strategy” heading on page 18 of the Prospectus should be replaced with the following:
The Fund focuses on investing in a portfolio of Long Positions (which may include both equity and fixed income securities), while at the same time hedging a substantial portion of the Fund’s Long Positions using options.  The Fund’s ratio of debt to equity investments will vary and the Fund may be invested up to 100% in either at any given time.

Long Positions

Equity Securities.  In establishing equity positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based U.S. and international equity securities indices.  In addition, the Fund may also invest in sector ETFs, other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors and/or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities.  In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies, or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund. The Fund may purchase, sell (write) and sell short call and put options and it may also establish option collars or option spreads. The Fund’s option positions may be “covered” or “naked”.

•	The second paragraph under the heading “Investment Sub-Adviser” on page 23 of the Prospectus should be replaced with the following:

Under the Sub-Advisory Agreements, the Adviser pays the Sub-Adviser a monthly fee that varies depending on the amount of assets in each Fund under the Sub-Adviser’s management. The fee schedule for the Wealth Preservation Fund and the Core Diversification Fund is as follows: the Sub-Adviser receives a monthly fee equal to 0.30% on the first $250,000,000 of the Fund’s net assets; 0.20% on assets in excess of $250,000,000 but less than $500,000,000; 0.15% on net assets in excess of $500,000,000 but less than $1,000,000,000 and 0.125% on net assets of $1,000,000,000 or greater. The fee schedule for the Low Volatility Fund is as follows: the Sub-Adviser receives a monthly fee equal to 0.16% on the first $250,000,000 of the Fund’s net assets; 0.11% on assets in excess of $250,000,000 but less than $500,000,000; 0.08% on net assets in excess of $500,000,000 but less than $1,000,000,000 and 0.06% on net assets of $1,000,000,000 or greater. For the fiscal year ended March 31, 2015, the Sub-Adviser received $391,564 for its services for the Funds, for the fiscal year ended March 31, 2014, the Sub-Adviser received $117,851 for its services for the Funds and for the fiscal year ended March 31, 2013, the Sub-Adviser received $65,587 for its services for the Funds.

Investors Should Retain This Supplement for Future Reference